Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance corporation maximum coverage (in Dollars)	$ 250,000
Federal depository insurance corporation maximum coverage (in Dollars)		$ 250,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption	30,000,000	30,000,000	0
Class A Common Stock [Member] | Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption	7,675,000
Warrant purchase (in Dollars)		$ 7,675,000